Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2022
Assets pledged, collateral received and assets transferred
Assets pledged and assets transferred as security against liabilities
The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2022	2021
	£m	£m
Cash collateral and settlement balances	75,790	63,080
Loans and advances at amortised cost	36,752	29,962
Trading portfolio assets	63,914	71,201
Financial assets at fair value through the income statement	7,747	5,595
Financial assets at fair value through other comprehensive income	16,164	14,699
Assets pledged	200,367	184,537
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represents the gross carrying value of the assets pledged and the associated liabilities represents the IFRS balance sheet value of the related liability recorded on the balance sheet.

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2022
Derivatives	77,941	(77,941)
Repurchase agreements	54,509	(31,220)
Securities lending arrangements	62,741	—
Other	5,176	(4,788)
	200,367	(113,949)

At 31 December 2021
Derivatives	64,826	(64,826)
Repurchase agreements	48,504	(28,494)
Securities lending arrangements	66,703	—
Other	4,504	(4,174)
	184,537	(97,494)

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2022
Recourse to transferred assets only	5,176	(1,433)	5,613	(1,356)	4,257
2021
Recourse to transferred assets only	1,303	(1,225)	1,423	(1,219)	204

Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2022	2021
	£m	£m
Fair value of securities accepted as collateral	989,211	934,363
Of which fair value of securities re-pledged/transferred to others	892,760	819,169